Stockholders’ Equity (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Stockholders’ Equity [Line Items]
Schedule of Warrants to Purchase Common Stock Outstanding

The number of shares of the Company’s common stock outstanding immediately following the consummation of the Merger was:

Shares
Common stock of ACAB, net of redemptions	7,033
ACAB Founder Shares, less of forfeitures and transfers	126,076
New Abpro shares issued to PIPE investors	112,247
New Abpro shares issued to service providers	42,762
New Abpro shares issued in Merger to Legacy Abpro stockholders	1,304,107
New Abpro shares transferred to investors	72,285
New Abpro shares issued to settle the promissory note with executive	20,000
Total shares of common stock outstanding immediately after Merger	1,684,510

The number of shares of the Company’s common stock outstanding immediately following the consummation of the Merger was:

Shares
Common stock of ACAB, net of redemptions	7,033
ACAB Founder Shares, less of forfeitures and transfers	126,076
New Abpro shares issued to PIPE investors	112,247
New Abpro shares issued to service providers	42,762
New Abpro shares issued in Merger to Legacy Abpro stockholders	1,304,107
New Abpro shares transferred to investors	72,285
New Abpro shares issued to settle the promissory note with executive	20,000
Total shares of common stock outstanding immediately after Merger	1,684,510

Schedule of Common Stock Warrant Activity

The following table sets forth the common stock warrant activity for the year ended December 31, 2024:

	Legacy Abpro Common
	Stock Warrants	Private Warrants	Public Warrants
Outstanding as of December 31, 2023	2,034	-	-
Expired at the Merger	(2,034)	-	-
Common stock warrants of ACAB acquired in Merger	-	461,667	500,000
Outstanding as of December 31, 2024	-	461,667	500,000

Warrant [Member]
Stockholders’ Equity [Line Items]
Schedule of Warrants to Purchase Common Stock Outstanding

The following presents information about warrants to purchase common stock outstanding as of June 30, 2025:

		Weighted-	Average
		Average	Remaining
	Shares	Exercise Price	Contractual Life
Warrants	990,000	$114.60	4.5 years

The following presents information about warrants to purchase common stock outstanding as of December 31, 2024:

	Shares	Weighted- Average Exercise Price	Average Remaining Contractual Life
Warrants	961,667	$114.90	4.9 years